Schedule of rights of use (Details) - Right-of-use assets [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance at beginning	R$ 516,668	R$ 472,345
Effect of foreign exchange differences	26	4,329
Addition	62,106	49,934
Remesurement	109,109	60,058
Depreciation	(68,068)	(62,680)
Write-offs	(38,017)	(7,318)
Balance at end	581,824	516,668
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	634,786	531,044
Balance at end	754,608	634,786
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(118,118)	(58,699)
Balance at end	(172,784)	(118,118)
Land [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	393,015	380,566
Addition	1,195	9,039
Remesurement	63,120	34,645
Depreciation	(23,424)	(24,467)
Write-offs	(16,940)	(6,580)
Transfers to other asset categories	22,319	(188)
Balance at end	439,285	393,015
Land [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	434,689	401,746
Balance at end	500,826	434,689
Land [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(41,674)	(21,180)
Balance at end	(61,541)	(41,674)
Buildings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	66,086	64,154
Effect of foreign exchange differences	3	988
Addition	178	4,561
Remesurement	18,031	3,827
Depreciation	(10,343)	(983)
Write-offs		(399)
Transfers to other asset categories	(5,810)	(6,062)
Balance at end	68,145	66,086
Buildings [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	75,882	73,344
Balance at end	94,196	75,882
Buildings [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(9,796)	(9,190)
Balance at end	(26,051)	(9,796)
Machinery [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	51,946	24,144
Effect of foreign exchange differences	(6)	294
Addition	40,503	23,720
Remesurement	27,958	21,557
Depreciation	(25,472)	(14,211)
Write-offs	(20,944)
Transfers to other asset categories	(20,226)	(3,558)
Balance at end	53,759	51,946
Machinery [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	81,598	39,455
Balance at end	99,103	81,598
Machinery [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(29,652)	(15,311)
Balance at end	(45,344)	(29,652)
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	5,621	3,481
Effect of foreign exchange differences	29	3,047
Addition	20,230	12,614
Remesurement		29
Depreciation	(8,829)	(23,019)
Write-offs	(133)	(339)
Transfers to other asset categories	3,717	9,808
Balance at end	20,635	5,621
Other property, plant and equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	42,617	16,499
Balance at end	60,483	42,617
Other property, plant and equipment [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(36,996)	(13,018)
Balance at end	R$ (39,848)	R$ (36,996)